Schedule of Cash and Cash Equivalent Balance (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 4,360	$ 10,670	$ 1,689
Other [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		53	17
United States of America, Dollars
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		10,184	1,217
Israel, New Shekels
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		$ 433	$ 455